Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Notional amount	£ 176,472	£ 162,049
Assets	2,407	1,681
Liabilities	951	777
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	9,059	12,941
Collateral cash	8,088	11,224
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	46,043	37,240
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	130,429	124,809
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	78,286	81,104
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	52,143	43,705
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	40,579	33,865
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	14,006	11,036
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	538	590
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	26,035	22,239
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	134,991	127,128
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	31,135	25,148
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	77,748	80,514
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	26,108	21,466
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	902	1,056
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	902	1,056
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,368	189
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	70	202
Fair value
Disclosure of detailed information about hedges
Assets	2,407	1,681
Liabilities	951	777
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	910	783
Liabilities	1,060	707
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	3,670	2,119
Liabilities	2,064	1,291
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,789	943
Liabilities	407	737
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,881	1,176
Liabilities	1,657	554
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	315	159
Liabilities	281	168
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	12	39
Liabilities	4	0
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,717	996
Liabilities	186	338
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	465	463
Liabilities	754	485
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,777	904
Liabilities	403	737
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	164	180
Liabilities	1,471	216
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	130	161
Liabilities	25	54
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(2,173)	(1,221)
Liabilities	£ (2,173)	£ (1,221)